EARNINGS (LOSSES) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS (LOSSES) PER SHARE
Schedule of computation of basic and diluted earnings per share

	Years Ended December 31,
	2019	2020	2021
Net income (loss) attributable to ordinary shareholders — basic	1,769	(2,192)	(465)
Eliminate the dilutive effect of interest expense of convertible senior notes	40	—	—
Net income attributable to ordinary shareholders — diluted	1,809	(2,192)	(465)
Weighted average ordinary shares outstanding — basic	2,843,051,378	2,927,398,409	3,114,124,244
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	93,975,271	—	—
Dilutive effect of convertible senior notes	106,072,250	—	—
Weighted average ordinary shares outstanding — diluted	3,043,098,899	2,927,398,409	3,114,124,244
Basic earnings (losses) per share	0.62	(0.75)	(0.15)
Diluted earnings (losses) per share	0.59	(0.75)	(0.15)

Schedule of outstanding securities excluded from the computation of diluted earnings per share

	As of December 31,
	2019	2020	2021
Outstanding employee options and nonvested restricted stocks	—	70,954,080	53,696,490
Shares of convertible senior notes	—	226,827,410	226,827,410
Total	—	297,781,490	280,523,900